Putnam Investments, LLC
                                        One Post Office Square
                                        Boston, MA 02109
                                        July 2, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Funds Trust (Reg. No. 333- 515) (811-7513) (the "Trust")
    Putnam Equity Fund 2000, Putnam Financial Services Fund (The "Funds") Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 43 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on June 29, 2001.

Comments or questions concerning this certificate may be directed to Kathleen Moynihan at 1-800-225-2465, ext. 11796.

                                        Very truly yours,

                                        Putnam Equity Fund 2000
                                        Putnam Financial Services Fund

                                        /s/ Gordon H. Silver
                                    By: ------------------------------
                                        Gordon H. Silver
                                        Vice President


cc:  Keith Roberts, Esq.